Restatement of Condensed Consolidated Balance Sheet and Related Statements of Operations and Cash Flows (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2017	Jul. 31, 2016	Sep. 30, 2017	Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Derivative liability from the issuance of common stock	333,750	1,054,167		1,054,167
Decreased in operating activities			$ 131	$ 571
Increased in financing activities			$ 131	$ 571